TAXATION (Details 2) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Taxable loss	$ 166,787	$ 203,509
Deferred tax assets, gross	166,787	203,509
Less: Valuation allowance	(166,787)	(203,509)
Deferred tax assets, net	$ 0	$ 0